Note 15 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2015	December 31, 2016

Interest rate swap contracts	Current liabilities – Derivatives	50,402	-

Interest rate swap contracts	Long-term liabilities – Derivatives	202,700	240,181

Total derivative liabilities		253,102	240,181

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2016
Interest rate – Fair value	Loss on derivatives, net	718,977	45,669	12,921
Interest rate contracts - Realized loss	Loss on derivatives, net	(763,625)	(307,343)	(132,075)
Total loss on derivatives		(44,648)	(261,674)	(119,154)